SCHEDULE OF BORROWING (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Short-Term Debt [Line Items]
Total	$ 604,498	$ 4,715,083	$ 5,000,000
Borrowing One [Member]
Short-Term Debt [Line Items]
Total		504,838
Borrowing Two [Member]
Short-Term Debt [Line Items]
Total		518,898
Borrowing Three [Member]
Short-Term Debt [Line Items]
Total		533,328
Borrowing Four [Member]
Short-Term Debt [Line Items]
Total		548,207
Borrowing Five [Member]
Short-Term Debt [Line Items]
Total		563,468
Borrowing Six [Member]
Short-Term Debt [Line Items]
Total		579,161
Borrowing Seven [Member]
Short-Term Debt [Line Items]
Total		595,273
Borrowing Eight [Member]
Short-Term Debt [Line Items]
Total		611,869
Borrowing Nine [Member]
Short-Term Debt [Line Items]
Total		$ 260,041